Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		12 Months Ended
		Dec. 31, 2024 Agreement $ / shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,070,974	1,270,021	1,478,300
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		484,392
Non-Exercisable Options		586,582
Total Options Outstanding		1,070,974
Weighted Average Remaining Contractual Life		4 years 9 months 18 days
Options [member] | 34.65 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 34.65
Exercisable Options	[1]	3,840
Total Options Outstanding	[1]	3,840
Weighted Average Remaining Contractual Life	[1]	2 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		219,496
Total Options Outstanding		219,496
Weighted Average Remaining Contractual Life		3 years 2 months 12 days
Options [member] | 57.48 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 57.48
Exercisable Options	[1]	19,280
Total Options Outstanding	[1]	19,280
Weighted Average Remaining Contractual Life	[1]	3 years 2 months 12 days
Options [member] | 59.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Exercisable Options		78,377
Non-Exercisable Options		165,136
Total Options Outstanding		243,513
Weighted Average Remaining Contractual Life		5 years 2 months 12 days
Options [member] | 67.57 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 67.57
Exercisable Options	[1]	18,613
Non-Exercisable Options	[1]	12,713
Total Options Outstanding	[1]	31,326
Weighted Average Remaining Contractual Life	[1]	4 years 2 months 12 days
Options [member] | 59.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.79
Non-Exercisable Options		237,180
Total Options Outstanding		237,180
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		134,258
Non-Exercisable Options		72,473
Total Options Outstanding		206,731
Weighted Average Remaining Contractual Life		4 years 2 months 12 days
Options [member] | 62.26 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 62.26
Exercisable Options	[1]	10,528
Non-Exercisable Options	[1]	30,550
Total Options Outstanding	[1]	41,078
Weighted Average Remaining Contractual Life	[1]	5 years 2 months 12 days
Options [member] | 63.53 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 63.53
Non-Exercisable Options	[1]	68,530
Total Options Outstanding	[1]	68,530
Weighted Average Remaining Contractual Life	[1]	6 years 2 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.4389, being the Cdn$/US$ exchange rate at December 31, 2024.